Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	1.42
Maximum Aggregate Offering Price	$ 3,692,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 509.87
Offering Note	This registration statement on Form S-8 (the “Registration Statement”) covers 2,600,000 shares of common stock of The OLB Group, Inc. (the “Registrant”) issuable pursuant to awards under the Registrant’s Amended and Restated Share Incentive Plan (the “2020 Plan”); and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate number of additional shares of common stock that may become issuable under the terms of the 2020 Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of common stock. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the shares of common stock registered under this Registration Statement all shares of common stock are combined by a reverse share split into a lesser number of shares of common stock, the number of undistributed shares of common stock covered by this Registration Statement shall be proportionately reduced.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based upon the average of the high ($1.52) and low ($1.44) prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on October 14, 2025, which date is within five business days prior to filing this Registration Statement.